Share-based compensation - Restricted stock units - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock shares issued	0	120,540,220
Ordinary shares authorized	0	609,026,779
Share Incentive Plan 2021
Contractual term	10 years
Vesting period	4 years
Share Incentive Plan 2021 | First anniversary
Percentage of RSU to be vested each year	25.00%
Share Incentive Plan 2021 | Second anniversary
Percentage of RSU to be vested each year	25.00%
Share Incentive Plan 2021 | Third anniversary
Percentage of RSU to be vested each year	25.00%
Share Incentive Plan 2021 | Fourth anniversary
Percentage of RSU to be vested each year	25.00%
RSUs
Fair value of shares vested	¥ 22,661	¥ 11,504	¥ 2,478
RSUs | Smart Share CGY Holding Limited
Common stock shares issued	44,841,250
Ordinary shares authorized	44,841,250
Percentage of RSU to be vested each year	25.00%
Vesting period	4 years
RSUs | Smart Share Brothers Holding Limited
Common stock shares issued	2,000,000
Ordinary shares authorized	2,000,000